SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Exchange rate financial gains and (losses) related revaluation of assets and liabilities	$ 378	$ 442	$ (454)
Restricted deposits	$ 1,886	$ 1,050
Weighted average interest rate of restricted deposits	4.77%	5.55%
Short-term deposits, weighted average interest rate	6.58%	4.05%
Inventory write-offs	$ 1,558	$ 905	4,593
Cumulative inventory write-off	8,895	8,862
Goodwill impairment loss	1,614		1,614
Impairment of Intangible Assets (Excluding Goodwill)	870
Reserve for sales returns	90	90
Severance expense	6,057	3,516	2,456
Allowance for credit losses	25,253	2,908	2,398	$ 2,309
Amount of past due receivables	2,000
Grants participations excluded from research and development costs	3,129	825	167
ROU assets	3,057	5,387
ROU lease liabilites	2,155
Remaining performance obligations as of the balance date for long- term	59,000
Deferred Costs, Capitalized	1,572	1,863
Amortization of deferred commission	1,239	1,296	1,394
Revenues	93,150	122,737	145,600
Fair value of the earn-out		656
Current-period provision for expected credit losses	$ 22,563	$ 823	$ 293
Restricted Stock Units (RSUs) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Outstanding options and warrants excluded from the calculation of diluted income per share	2,665,194	2,735,125	2,613,894
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	0.00%	0.00%	0.00%
Remaining performance obligations as of the balance date for short-term	$ 39,000
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	30.00%	30.00%	30.00%
Remaining performance obligations as of the balance date for long- term	$ 20,000
Grants from the Israel Innovation Authority [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	552	$ 539	$ (42)
Grants from the Spain Tax Authorities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	$ 2,577	$ 286